Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Mar. 03, 2023
Future confirming events	one or more future confirming events		one or more future confirming events
Cash equivalents, Carrying value	$ 0		$ 0	$ 0
Unrecognized tax benefits	0		0	0
Unrecognized tax benefits, Amounts accrued for interest and penalties	0		0	0
Income tax expenses benefit	0	$ 0	0	$ 0
FDIC, Insured amount	$ 250,000		$ 250,000
Term of short term investments	3 months		3 months
Weighted average number diluted shares outstanding adjustment	0	0	0	0
Assets Held-in-trust, Noncurrent	$ 49,179,344		$ 313,913,217	$ 309,450,720
Accounts receivable, non current	16,824		887,555
Aggregate Offering Costs Incurred	17,501,347		17,501,346
Offering Costs Charged To Temporary Equity	16,915,008		16,915,008
Offering costs charged to income statement			586,339
Offering Costs Expensed	586,339
Trust Accounts Receivable [Member]
Accounts receivable	870,731
Cash [Member]
Assets Held-in-trust, Noncurrent	$ 49,179,344
US Treasury Securities [Member]
Assets Held-in-trust, Noncurrent			$ 313,913,217
Class A ordinary shares [Member]
Temporary equity shares outstanding	4,646,574		30,945,072	30,945,072
Number of Common stock into which the class of warrant or right be converted	16,441,034		16,441,034
Temproary equity, redemption price per share	$ 0.03				$ 10.21